Goodwill - Schedule of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Balance Balance		$ 42,587	$ 12,623
Business acquisitions (Note 4)			28,746
Currency translations		(1,218)	1,218
Impairment	$ (16,066)	(16,066)
Ending Balance	25,303	25,303	42,587
Licensing [Member]
Goodwill [Line Items]
Balance Balance		12,623	12,623
Ending Balance	12,623	12,623	12,623
Intelligent Systems [Member]
Goodwill [Line Items]
Balance Balance		17,284
Business acquisitions (Note 4)			16,066
Currency translations		(1,218)	1,218
Impairment		(16,066)
Ending Balance			17,284
Enterprise Software [Member]
Goodwill [Line Items]
Balance Balance		12,680
Business acquisitions (Note 4)			12,680
Ending Balance	$ 12,680	$ 12,680	$ 12,680